Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Whitehall Funds
Entity Central Index Key	0001004655
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000012166
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	VMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.33%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell Midcap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison with substantial stock gains, having even a modest allocation to cash proved a significant drag on the Fund’s relative performance. The Fund’s holdings in consumer discretionary and health care also lagged. On the plus side, its holdings in industrials and consumer staples outperformed.

  The Fund returned about four times as much during the fiscal year as it did on an annualized basis during the past decade. As this disparity suggests, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Investor Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,213	$10,126	$9,956
2015	$10,921	$10,777	$10,473
2015	$11,247	$10,903	$10,610
2015	$10,668	$10,494	$10,440
2016	$9,461	$9,501	$9,701
2016	$10,087	$10,332	$10,444
2016	$10,397	$11,020	$11,076
2016	$10,082	$10,536	$10,880
2017	$10,727	$11,400	$11,809
2017	$11,269	$11,968	$12,383
2017	$11,628	$12,495	$12,862
2017	$12,370	$13,301	$13,486
2018	$13,520	$14,602	$14,780
2018	$13,308	$13,987	$14,000
2018	$14,167	$14,879	$14,976
2018	$13,559	$14,118	$14,371
2019	$13,898	$14,676	$14,437
2019	$15,569	$16,454	$15,762
2019	$15,927	$16,984	$16,010
2019	$15,398	$16,790	$16,296
2020	$16,452	$17,999	$17,378
2020	$14,703	$16,491	$15,575
2020	$17,909	$20,057	$17,738
2020	$18,220	$20,339	$17,923
2021	$21,373	$24,097	$20,948
2021	$23,330	$25,392	$23,521
2021	$24,140	$26,978	$24,643
2021	$25,086	$28,358	$25,823
2022	$20,874	$23,738	$24,823
2022	$18,409	$21,144	$22,730
2022	$18,055	$21,107	$22,725
2022	$17,003	$20,151	$21,447
2023	$18,315	$21,715	$22,733
2023	$17,899	$21,481	$23,020
2023	$20,211	$23,857	$25,594
2023	$17,172	$20,826	$23,247
2024	$20,611	$25,003	$27,086
2024	$21,412	$25,927	$28,181
2024	$22,230	$26,803	$30,995
2024	$23,315	$28,880	$32,080

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	35.77%	8.65%	8.83%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

AssetsNet	$ 3,042,000,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,866,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,042
Number of Portfolio Holdings	111
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$3,866

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	6.0%
Consumer Discretionary	11.3%
Consumer Staples	2.8%
Energy	3.0%
Financials	11.1%
Health Care	15.7%
Industrials	17.6%
Information Technology	25.6%
Materials	2.3%
Real Estate	1.6%
Other Assets and Liabilities—Net	3.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012167
Shareholder Report [Line Items]
Fund Name	Selected Value Fund
Class Name	Investor Shares
Trading Symbol	VASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Selected Value Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.42%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell Midcap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison to substantial stock gains, the Fund’s allocation to cash—5% of assets, on average—proved a significant drag on relative performance. The Fund’s holdings in the information technology and health care sectors also contributed to underperformance. Its holdings in materials helped results the most.

  The Fund’s return for the 12 months was much larger (by a factor of three) than its 10-year annualized return. As this disparity suggests, markets will not always be generous. Long-term shareholders should expect periods of lower or negative returns.

Line Graph [Table Text Block]
	Investor Shares	Russell Midcap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,841	$10,108	$9,956
2015	$10,422	$10,383	$10,473
2015	$10,285	$10,282	$10,610
2015	$10,088	$10,047	$10,440
2016	$8,989	$9,225	$9,701
2016	$10,208	$10,365	$10,444
2016	$10,329	$11,081	$11,076
2016	$10,310	$10,834	$10,880
2017	$11,695	$11,914	$11,809
2017	$12,035	$12,180	$12,383
2017	$12,419	$12,487	$12,862
2017	$13,111	$12,689	$13,486
2018	$14,039	$13,585	$14,780
2018	$12,899	$13,012	$14,000
2018	$13,221	$13,620	$14,976
2018	$11,911	$12,710	$14,371
2019	$12,246	$12,847	$14,437
2019	$12,926	$13,761	$15,762
2019	$13,120	$13,862	$16,010
2019	$13,402	$13,990	$16,296
2020	$13,633	$14,512	$17,378
2020	$10,192	$11,457	$15,575
2020	$11,477	$12,696	$17,738
2020	$11,894	$13,020	$17,923
2021	$14,764	$15,499	$20,948
2021	$18,176	$18,412	$23,521
2021	$17,917	$18,671	$24,643
2021	$18,591	$19,347	$25,823
2022	$18,733	$19,086	$24,823
2022	$18,022	$18,411	$22,730
2022	$17,454	$18,139	$22,725
2022	$17,236	$17,379	$21,447
2023	$19,595	$18,955	$22,733
2023	$18,681	$17,771	$23,020
2023	$20,594	$19,260	$25,594
2023	$18,546	$16,759	$23,247
2024	$21,980	$19,414	$27,086
2024	$22,326	$20,275	$28,181
2024	$24,199	$21,915	$30,995
2024	$24,168	$22,463	$32,080

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	30.31%	12.52%	9.23%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

AssetsNet	$ 6,947,000,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 17,426,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$6,947
Number of Portfolio Holdings	128
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$17,426

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	3.4%
Consumer Discretionary	11.4%
Consumer Staples	3.9%
Energy	2.6%
Financials	24.5%
Health Care	9.4%
Industrials	17.3%
Information Technology	7.8%
Materials	8.1%
Real Estate	4.8%
Utilities	1.7%
Other Assets and Liabilities—Net	5.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126408
Shareholder Report [Line Items]
Fund Name	Emerging Markets Government Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VWOB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the Bloomberg USD Emerging Markets Government RIC Capped Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Amid these conditions, U.S. dollar-denominated emerging-market debt posted double-digit returns across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index by market value, returns ranged from 8% for bonds issued by South Korea to 120% for those issued by Argentina. Combined, the two countries accounted for more than 8% of the index.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 6.3%.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$9,750	$9,745	$9,588
2015	$10,111	$10,098	$9,517
2015	$9,963	$9,952	$9,224
2015	$9,999	$9,992	$9,326
2016	$9,841	$9,839	$9,225
2016	$10,499	$10,496	$10,140
2016	$10,991	$10,998	$10,361
2016	$11,084	$11,096	$9,930
2017	$10,963	$10,982	$9,491
2017	$11,348	$11,371	$9,683
2017	$11,489	$11,517	$10,151
2017	$11,701	$11,733	$10,055
2018	$11,695	$11,732	$10,608
2018	$11,397	$11,444	$10,427
2018	$11,427	$11,474	$10,123
2018	$11,251	$11,299	$9,845
2019	$11,778	$11,835	$10,262
2019	$12,062	$12,124	$10,165
2019	$12,698	$12,762	$10,502
2019	$12,766	$12,819	$10,617
2020	$13,216	$13,275	$10,667
2020	$11,632	$11,705	$10,514
2020	$13,168	$13,238	$11,125
2020	$12,977	$13,026	$11,144
2021	$13,571	$13,619	$11,538
2021	$13,328	$13,381	$11,219
2021	$13,660	$13,728	$11,310
2021	$13,503	$13,573	$10,922
2022	$13,091	$13,168	$10,623
2022	$11,557	$11,552	$9,475
2022	$11,271	$11,253	$9,223
2022	$10,440	$10,440	$8,237
2023	$11,617	$11,613	$9,116
2023	$11,525	$11,522	$9,105
2023	$11,853	$11,857	$8,997
2023	$11,132	$11,144	$8,450
2024	$12,247	$12,268	$9,100
2024	$12,292	$12,316	$8,781
2024	$12,846	$12,873	$9,102
2024	$13,159	$13,202	$9,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.21%	0.61%	2.78%
ETF Shares Market Price	17.73%	0.47%	2.70%
Bloomberg USD Emerging Markets Government RIC Capped Index	18.47%	0.59%	2.82%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

AssetsNet	$ 5,841,000,000
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$5,841
Number of Portfolio Holdings	735
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$147

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	8.1%
Asia	49.3%
Europe	6.3%
North America	16.5%
Oceania	0.0%
South America	18.0%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126407
Shareholder Report [Line Items]
Fund Name	Emerging Markets Government Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the Bloomberg USD Emerging Markets Government RIC Capped Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Amid these conditions, U.S. dollar-denominated emerging-market debt posted double-digit returns across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index by market value, returns ranged from 8% for bonds issued by South Korea to 120% for those issued by Argentina. Combined, the two countries accounted for more than 8% of the index.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 6.3%.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2014	$9,925	$10,000	$10,000
2015	$9,677	$9,745	$9,588
2015	$10,039	$10,098	$9,517
2015	$9,892	$9,952	$9,224
2015	$9,925	$9,992	$9,326
2016	$9,771	$9,839	$9,225
2016	$10,423	$10,496	$10,140
2016	$10,912	$10,998	$10,361
2016	$11,006	$11,096	$9,930
2017	$10,883	$10,982	$9,491
2017	$11,268	$11,371	$9,683
2017	$11,407	$11,517	$10,151
2017	$11,619	$11,733	$10,055
2018	$11,613	$11,732	$10,608
2018	$11,317	$11,444	$10,427
2018	$11,349	$11,474	$10,123
2018	$11,177	$11,299	$9,845
2019	$11,695	$11,835	$10,262
2019	$11,983	$12,124	$10,165
2019	$12,614	$12,762	$10,502
2019	$12,682	$12,819	$10,617
2020	$13,129	$13,275	$10,667
2020	$11,558	$11,705	$10,514
2020	$13,082	$13,238	$11,125
2020	$12,892	$13,026	$11,144
2021	$13,482	$13,619	$11,538
2021	$13,241	$13,381	$11,219
2021	$13,569	$13,728	$11,310
2021	$13,413	$13,573	$10,922
2022	$13,006	$13,168	$10,623
2022	$11,479	$11,552	$9,475
2022	$11,199	$11,253	$9,223
2022	$10,372	$10,440	$8,237
2023	$11,539	$11,613	$9,116
2023	$11,450	$11,522	$9,105
2023	$11,774	$11,857	$8,997
2023	$11,062	$11,144	$8,450
2024	$12,172	$12,268	$9,100
2024	$12,214	$12,316	$8,781
2024	$12,761	$12,873	$9,102
2024	$13,071	$13,202	$9,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	17.27%	0.45%	2.71%
Bloomberg USD Emerging Markets Government RIC Capped Index	18.47%	0.59%	2.82%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

AssetsNet	$ 5,841,000,000
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$5,841
Number of Portfolio Holdings	735
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$147

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	8.1%
Asia	49.3%
Europe	6.3%
North America	16.5%
Oceania	0.0%
South America	18.0%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126409
Shareholder Report [Line Items]
Fund Name	Emerging Markets Government Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the Bloomberg USD Emerging Markets Government RIC Capped Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Amid these conditions, U.S. dollar-denominated emerging-market debt posted double-digit returns across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index by market value, returns ranged from 8% for bonds issued by South Korea to 120% for those issued by Argentina. Combined, the two countries accounted for more than 8% of the index.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 6.3%.

Line Graph [Table Text Block]
	Institutional Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2/11/15	$4,962,500	$5,000,000	$5,000,000
4/30/15	$5,157,852	$5,195,002	$5,025,870
7/31/15	$5,084,153	$5,119,483	$4,871,354
10/31/15	$5,102,603	$5,140,260	$4,925,234
1/31/16	$5,021,863	$5,061,662	$4,871,831
4/30/16	$5,358,944	$5,399,343	$5,354,956
7/31/16	$5,609,742	$5,657,774	$5,471,375
10/31/16	$5,658,329	$5,708,092	$5,243,835
1/31/17	$5,597,212	$5,649,574	$5,012,162
4/30/17	$5,794,351	$5,849,830	$5,113,627
7/31/17	$5,866,142	$5,924,837	$5,360,700
10/31/17	$5,974,620	$6,035,881	$5,309,834
1/31/18	$5,971,954	$6,035,191	$5,602,050
4/30/18	$5,821,581	$5,887,432	$5,506,326
7/31/18	$5,835,356	$5,902,878	$5,346,102
10/31/18	$5,746,585	$5,812,767	$5,199,123
1/31/19	$6,014,308	$6,088,092	$5,419,545
4/30/19	$6,160,378	$6,237,037	$5,368,211
7/31/19	$6,484,976	$6,565,226	$5,545,864
10/31/19	$6,520,083	$6,594,533	$5,606,848
1/31/20	$6,749,757	$6,829,215	$5,633,385
4/30/20	$5,942,705	$6,021,517	$5,552,309
7/31/20	$6,727,218	$6,810,070	$5,875,241
10/31/20	$6,629,320	$6,700,941	$5,884,927
1/31/21	$6,932,565	$7,005,879	$6,092,986
4/30/21	$6,810,655	$6,883,797	$5,924,726
7/31/21	$6,980,575	$7,062,147	$5,972,679
10/31/21	$6,900,820	$6,982,620	$5,767,808
1/31/22	$6,691,438	$6,773,937	$5,610,161
4/30/22	$5,905,657	$5,942,562	$5,003,546
7/31/22	$5,760,214	$5,788,976	$4,870,495
10/31/22	$5,337,269	$5,370,737	$4,349,707
1/31/23	$5,937,417	$5,974,047	$4,814,401
4/30/23	$5,890,995	$5,927,137	$4,808,425
7/31/23	$6,060,950	$6,099,522	$4,751,097
10/31/23	$5,691,843	$5,732,739	$4,462,344
1/31/24	$6,261,343	$6,310,911	$4,805,841
4/30/24	$6,285,472	$6,335,823	$4,637,239
7/31/24	$6,569,463	$6,622,286	$4,806,911
10/31/24	$6,730,600	$6,791,533	$4,848,330

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/11/15
Institutional SharesFootnote Reference1	17.36%	0.49%	3.11%
Bloomberg USD Emerging Markets Government RIC Capped Index	18.47%	0.59%	3.20%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.32%

AssetsNet	$ 5,841,000,000
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$5,841
Number of Portfolio Holdings	735
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$147

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	8.1%
Asia	49.3%
Europe	6.3%
North America	16.5%
Oceania	0.0%
South America	18.0%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000133791
Shareholder Report [Line Items]
Fund Name	Global Minimum Volatility Fund
Class Name	Admiral™ Shares
Trading Symbol	VMNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark, the FTSE Global All Cap Index (USD Hedged).

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  All major regions detracted from the Fund’s relative performance. The Fund’s U.S. holdings, which account for more than 50% of its assets, detracted most.

  Just three of the Fund’s 11 sectors contributed positively to relative performance: energy, materials, and consumer discretionary. Strong selection in energy helped most. Information technology and industrials detracted most, mainly because of weak selection.

  The Fund seeks to provide long-term capital appreciation with lower volatility relative to the global equity market. The Fund’s average volatility for the 12 months was about 25% less than that of its benchmark.

Line Graph [Table Text Block]
	Admiral Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2014	$50,000	$50,000	$50,000
2015	$52,115	$50,643	$49,196
2015	$53,885	$54,204	$52,697
2015	$55,468	$54,034	$51,908
2015	$55,002	$52,396	$50,222
2016	$53,208	$48,726	$45,973
2016	$55,133	$51,369	$50,011
2016	$59,080	$53,826	$52,037
2016	$57,419	$54,016	$51,600
2017	$59,555	$57,640	$54,783
2017	$63,192	$60,798	$57,917
2017	$64,800	$62,984	$61,040
2017	$67,176	$66,447	$63,867
2018	$69,766	$70,988	$69,830
2018	$68,576	$68,473	$66,318
2018	$72,196	$71,300	$68,049
2018	$69,816	$67,362	$63,474
2019	$71,144	$68,071	$64,644
2019	$75,679	$73,936	$69,440
2019	$78,259	$74,481	$69,792
2019	$79,969	$76,259	$71,490
2020	$83,453	$80,106	$74,938
2020	$70,297	$71,037	$65,542
2020	$74,673	$79,358	$74,463
2020	$72,627	$79,810	$74,844
2021	$79,081	$92,974	$88,271
2021	$83,117	$102,571	$97,080
2021	$86,078	$106,311	$100,260
2021	$86,136	$110,353	$103,477
2022	$85,822	$107,026	$99,469
2022	$84,679	$100,377	$91,412
2022	$84,379	$99,444	$89,618
2022	$82,485	$94,270	$82,925
2023	$86,417	$102,048	$92,234
2023	$87,774	$103,717	$93,209
2023	$88,436	$112,828	$101,222
2023	$85,912	$103,807	$91,274
2024	$94,273	$118,519	$105,182
2024	$96,942	$124,845	$109,334
2024	$103,062	$134,539	$118,223
2024	$104,299	$137,951	$121,041

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	21.40%	5.46%	7.63%
FTSE Global All Cap Index (USD Hedged)	32.89%	12.59%	10.68%
FTSE Global All Cap IndexFootnote Reference*	32.61%	11.11%	9.24%

AssetsNet	$ 2,060,000,000
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 555,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$2,060
Number of Portfolio Holdings	286
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$555

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	19.5%
Europe	12.7%
North America	62.2%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000133792
Shareholder Report [Line Items]
Fund Name	Global Minimum Volatility Fund
Class Name	Investor Shares
Trading Symbol	VMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark, the FTSE Global All Cap Index (USD Hedged).

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  All major regions detracted from the Fund’s relative performance. The Fund’s U.S. holdings, which account for more than 50% of its assets, detracted most.

  Just three of the Fund’s 11 sectors contributed positively to relative performance: energy, materials, and consumer discretionary. Strong selection in energy helped most. Information technology and industrials detracted most, mainly because of weak selection.

  The Fund seeks to provide long-term capital appreciation with lower volatility relative to the global equity market. The Fund’s average volatility for the 12 months was about 25% less than that of its benchmark.

Line Graph [Table Text Block]
	Investor Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2014	$10,000	$10,000	$10,000
2015	$10,416	$10,129	$9,839
2015	$10,770	$10,841	$10,539
2015	$11,077	$10,807	$10,382
2015	$10,993	$10,479	$10,044
2016	$10,632	$9,745	$9,195
2016	$11,006	$10,274	$10,002
2016	$11,795	$10,765	$10,407
2016	$11,458	$10,803	$10,320
2017	$11,887	$11,528	$10,957
2017	$12,608	$12,160	$11,583
2017	$12,924	$12,597	$12,208
2017	$13,398	$13,289	$12,773
2018	$13,919	$14,198	$13,966
2018	$13,666	$13,695	$13,264
2018	$14,393	$14,260	$13,610
2018	$13,919	$13,472	$12,695
2019	$14,181	$13,614	$12,929
2019	$15,080	$14,787	$13,888
2019	$15,588	$14,896	$13,958
2019	$15,924	$15,252	$14,298
2020	$16,619	$16,021	$14,988
2020	$13,992	$14,207	$13,108
2020	$14,864	$15,872	$14,893
2020	$14,456	$15,962	$14,969
2021	$15,734	$18,595	$17,654
2021	$16,543	$20,514	$19,416
2021	$17,120	$21,262	$20,052
2021	$17,132	$22,071	$20,695
2022	$17,068	$21,405	$19,894
2022	$16,841	$20,075	$18,282
2022	$16,770	$19,889	$17,924
2022	$16,399	$18,854	$16,585
2023	$17,176	$20,410	$18,447
2023	$17,439	$20,743	$18,642
2023	$17,564	$22,566	$20,244
2023	$17,063	$20,761	$18,255
2024	$18,716	$23,704	$21,036
2024	$19,246	$24,969	$21,867
2024	$20,461	$26,908	$23,645
2024	$20,706	$27,590	$24,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	21.35%	5.39%	7.55%
FTSE Global All Cap Index (USD Hedged)	32.89%	12.59%	10.68%
FTSE Global All Cap IndexFootnote Reference*	32.61%	11.11%	9.24%

AssetsNet	$ 2,060,000,000
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 555,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$2,060
Number of Portfolio Holdings	286
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$555

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	19.5%
Europe	12.7%
North America	62.2%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163311
Shareholder Report [Line Items]
Fund Name	International Dividend Appreciation Index Fund
Class Name	ETF Shares
Trading Symbol	VIGI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global Ex-U.S. Dividend Growers Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  In the Fund’s benchmark, Europe—which accounts for almost half the index’s weighting—contributed most to the index’s performance, followed by the Pacific region and North America. By sector, health care, industrials, technology, and financials contributed most to returns.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
2/25/16	$10,000	$10,000	$10,000
4/30/16	$10,917	$11,036	$11,036
7/31/16	$11,501	$11,589	$11,138
10/31/16	$10,964	$11,047	$11,115
1/31/17	$11,007	$11,086	$11,476
4/30/17	$11,989	$12,080	$12,141
7/31/17	$12,906	$13,006	$12,924
10/31/17	$13,177	$13,278	$13,432
1/31/18	$14,146	$14,297	$14,597
4/30/18	$13,489	$13,651	$13,793
7/31/18	$13,810	$13,956	$13,406
10/31/18	$12,249	$12,381	$12,006
1/31/19	$12,859	$12,992	$12,382
4/30/19	$13,975	$14,105	$12,913
7/31/19	$14,067	$14,340	$12,674
10/31/19	$14,572	$14,770	$12,981
1/31/20	$15,070	$15,334	$13,270
4/30/20	$13,398	$13,609	$11,130
7/31/20	$14,986	$15,185	$12,507
10/31/20	$15,116	$15,305	$12,478
1/31/21	$17,456	$17,730	$14,939
4/30/21	$18,351	$18,660	$15,844
7/31/21	$19,177	$19,463	$15,912
10/31/21	$19,640	$20,003	$15,979
1/31/22	$18,686	$18,836	$15,142
4/30/22	$17,459	$17,946	$13,807
7/31/22	$16,835	$17,087	$13,015
10/31/22	$15,143	$15,427	$11,605
1/31/23	$17,586	$17,814	$13,788
4/30/23	$18,086	$18,407	$13,706
7/31/23	$18,381	$18,717	$14,283
10/31/23	$16,799	$17,000	$12,600
1/31/24	$19,191	$19,689	$14,239
4/30/24	$19,108	$19,523	$14,653
7/31/24	$20,790	$21,181	$15,297
10/31/24	$20,576	$20,974	$15,349

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	22.48%	7.14%	8.67%
ETF Shares Market Price	22.35%	7.15%	8.69%
Spliced S&P Global Ex-U.S. Dividend Growers Index	23.38%	7.27%	8.91%
S&P Global Ex-U.S. BMI (USD)Footnote Reference*	21.32%	3.32%	5.06%

AssetsNet	$ 7,593,000,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$7,593
Number of Portfolio Holdings	350
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$407

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	36.7%
Europe	47.9%
North America	13.0%
Oceania	1.9%
South America	0.1%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163310
Shareholder Report [Line Items]
Fund Name	International Dividend Appreciation Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global Ex-U.S. Dividend Growers Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  In the Fund’s benchmark, Europe—which accounts for almost half the index’s weighting—contributed most to the index’s performance, followed by the Pacific region and North America. By sector, health care, industrials, technology, and financials contributed most to returns.

Line Graph [Table Text Block]
	Admiral Shares	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
3/2/16	$9,975	$10,000	$10,000
4/30/16	$10,582	$10,712	$10,712
7/31/16	$11,150	$11,250	$10,812
10/31/16	$10,628	$10,723	$10,789
1/31/17	$10,667	$10,762	$11,140
4/30/17	$11,621	$11,726	$11,786
7/31/17	$12,512	$12,625	$12,545
10/31/17	$12,773	$12,889	$13,038
1/31/18	$13,710	$13,878	$14,169
4/30/18	$13,077	$13,251	$13,389
7/31/18	$13,386	$13,547	$13,013
10/31/18	$11,875	$12,018	$11,654
1/31/19	$12,468	$12,611	$12,019
4/30/19	$13,549	$13,692	$12,534
7/31/19	$13,635	$13,920	$12,302
10/31/19	$14,127	$14,338	$12,601
1/31/20	$14,607	$14,885	$12,881
4/30/20	$12,986	$13,210	$10,804
7/31/20	$14,528	$14,740	$12,140
10/31/20	$14,652	$14,856	$12,112
1/31/21	$16,920	$17,210	$14,501
4/30/21	$17,792	$18,113	$15,379
7/31/21	$18,592	$18,893	$15,446
10/31/21	$19,042	$19,417	$15,511
1/31/22	$18,116	$18,284	$14,698
4/30/22	$16,926	$17,420	$13,402
7/31/22	$16,328	$16,586	$12,634
10/31/22	$14,691	$14,975	$11,265
1/31/23	$17,066	$17,292	$13,384
4/30/23	$17,539	$17,868	$13,304
7/31/23	$17,824	$18,169	$13,864
10/31/23	$16,290	$16,502	$12,231
1/31/24	$18,606	$19,112	$13,822
4/30/24	$18,525	$18,951	$14,224
7/31/24	$20,160	$20,561	$14,849
10/31/24	$19,906	$20,359	$14,900

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	21.84%	7.04%	8.27%
Spliced S&P Global Ex-U.S. Dividend Growers Index	23.38%	7.27%	8.55%
S&P Global Ex-U.S. BMI (USD)Footnote Reference*	21.32%	3.32%	4.71%

AssetsNet	$ 7,593,000,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$7,593
Number of Portfolio Holdings	350
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$407

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	36.7%
Europe	47.9%
North America	13.0%
Oceania	1.9%
South America	0.1%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163314
Shareholder Report [Line Items]
Fund Name	International High Dividend Yield Index Fund
Class Name	ETF Shares
Trading Symbol	VYMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the FTSE All-World ex-US High Dividend Yield Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Although other regions had higher returns in the fund’s benchmark index, Europe contributed the most to performance because of its larger weighting. By sector, financials accounted for roughly half the index’s returns.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
2/25/16	$10,000	$10,000	$10,000
4/30/16	$11,117	$11,245	$11,159
7/31/16	$11,165	$11,288	$11,362
10/31/16	$11,337	$11,471	$11,388
1/31/17	$11,983	$12,115	$11,809
4/30/17	$12,626	$12,785	$12,591
7/31/17	$13,470	$13,636	$13,478
10/31/17	$13,834	$14,010	$14,066
1/31/18	$15,005	$15,256	$15,326
4/30/18	$14,183	$14,458	$14,604
7/31/18	$13,986	$14,217	$14,320
10/31/18	$12,861	$13,106	$12,900
1/31/19	$13,274	$13,500	$13,346
4/30/19	$13,873	$14,106	$14,037
7/31/19	$13,468	$13,830	$13,913
10/31/19	$14,002	$14,280	$14,342
1/31/20	$14,047	$14,401	$14,703
4/30/20	$11,211	$11,493	$12,426
7/31/20	$12,314	$12,559	$14,055
10/31/20	$11,964	$12,178	$14,041
1/31/21	$14,562	$14,902	$16,852
4/30/21	$16,082	$16,465	$18,021
7/31/21	$16,397	$16,762	$18,216
10/31/21	$16,697	$17,072	$18,388
1/31/22	$17,124	$17,398	$17,586
4/30/22	$16,024	$16,564	$16,260
7/31/22	$15,255	$15,551	$15,442
10/31/22	$14,166	$14,526	$13,855
1/31/23	$16,791	$17,157	$16,574
4/30/23	$16,837	$17,261	$16,630
7/31/23	$17,650	$18,145	$17,468
10/31/23	$16,223	$16,606	$15,508
1/31/24	$18,018	$18,708	$17,587
4/30/24	$18,792	$19,453	$18,253
7/31/24	$19,877	$20,470	$19,211
10/31/24	$20,018	$20,648	$19,300

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	23.39%	7.41%	8.32%
ETF Shares Market Price	23.44%	7.44%	8.36%
FTSE All-World ex US High Dividend Yield Index	24.34%	7.65%	8.71%
FTSE Global All Cap ex US IndexFootnote Reference*	24.45%	6.12%	7.87%

AssetsNet	$ 8,382,000,000
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 462,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$8,382
Number of Portfolio Holdings	1,531
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$462

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	35.1%
Europe	44.3%
North America	9.0%
Oceania	7.7%
South America	2.3%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163313
Shareholder Report [Line Items]
Fund Name	International High Dividend Yield Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the FTSE All-World ex-US High Dividend Yield Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Although other regions had higher returns in the fund’s benchmark index, Europe contributed the most to performance because of its larger weighting. By sector, financials accounted for roughly half the index’s returns.

Line Graph [Table Text Block]
	Admiral Shares	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
3/2/16	$9,975	$10,000	$10,000
4/30/16	$10,738	$10,869	$10,828
7/31/16	$10,784	$10,910	$11,025
10/31/16	$10,945	$11,087	$11,050
1/31/17	$11,568	$11,710	$11,459
4/30/17	$12,191	$12,357	$12,217
7/31/17	$13,007	$13,180	$13,078
10/31/17	$13,358	$13,541	$13,648
1/31/18	$14,489	$14,745	$14,871
4/30/18	$13,699	$13,974	$14,171
7/31/18	$13,506	$13,741	$13,895
10/31/18	$12,423	$12,667	$12,517
1/31/19	$12,823	$13,048	$12,950
4/30/19	$13,399	$13,633	$13,621
7/31/19	$13,003	$13,367	$13,500
10/31/19	$13,520	$13,802	$13,917
1/31/20	$13,562	$13,919	$14,267
4/30/20	$10,820	$11,108	$12,058
7/31/20	$11,887	$12,139	$13,638
10/31/20	$11,547	$11,770	$13,624
1/31/21	$14,053	$14,404	$16,352
4/30/21	$15,525	$15,914	$17,486
7/31/21	$15,832	$16,201	$17,675
10/31/21	$16,119	$16,501	$17,842
1/31/22	$16,536	$16,815	$17,064
4/30/22	$15,472	$16,010	$15,777
7/31/22	$14,732	$15,031	$14,984
10/31/22	$13,683	$14,040	$13,444
1/31/23	$16,224	$16,583	$16,082
4/30/23	$16,258	$16,683	$16,137
7/31/23	$17,042	$17,538	$16,949
10/31/23	$15,663	$16,050	$15,048
1/31/24	$17,401	$18,082	$17,065
4/30/24	$18,145	$18,802	$17,711
7/31/24	$19,193	$19,785	$18,641
10/31/24	$19,300	$19,957	$18,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	22.83%	7.32%	7.88%
FTSE All-World ex US High Dividend Yield Index	24.34%	7.65%	8.30%
FTSE Global All Cap ex US IndexFootnote Reference*	24.45%	6.12%	7.51%

AssetsNet	$ 8,382,000,000
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 462,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$8,382
Number of Portfolio Holdings	1,531
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$462

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	35.1%
Europe	44.3%
North America	9.0%
Oceania	7.7%
South America	2.3%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000246320
Shareholder Report [Line Items]
Fund Name	International Dividend Growth Fund
Class Name	Investor Shares
Trading Symbol	VIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Dividend Growth Fund (the "Fund") for the period of November 15, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$56	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the period from its inception on November 15, 2023, through the end of its first fiscal year on October 31, 2024, the Fund underperformed its benchmark, the S&P International Developed Dividend Growers Index NTR.

  For the 12 months ended October 31, global economic growth appeared relatively stable at around 3%, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  In absolute terms, the Fund’s returns for the near-fiscal-year period were solid across regions and most industrial sectors. However, its stock selection in Europe lagged that of the benchmark, severely hampering relative returns. By sector, selection in financials and information technology were the biggest detractors from relative performance.

  The Fund, which is actively managed, primarily seeks a growing dividend income stream from international stocks. Its investment mandate is similar to that of Vanguard Dividend Growth Fund, which focuses on domestic stocks.

Line Graph [Table Text Block]
	Investor Shares	S&P International Developed Dividend Growers Index NTR	MSCI All Country World Index ex USA
11/15/23	$10,000	$10,000	$10,000
2024	$11,080	$11,448	$11,626

Average Annual Return [Table Text Block]
Since Inception 11/15/23
Investor Shares	10.80%
S&P International Developed Dividend Growers Index NTR	14.48%
MSCI All Country World Index ex USAFootnote Reference*	16.25%

AssetsNet	$ 113,000,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 211,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$113
Number of Portfolio Holdings	38
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$211

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Asia	17.6%
Europe	69.3%
North America	10.0%
Other Assets and Liabilities—Net	3.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature